Related Parties - Schedule of Information About Board of Directors Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Information About Board of Directors Remuneration [Line Items]
Pension contribution	$ 476	$ 509
Other long- term benefits	5,727	13,844
Salaries and benefits	$ 8,432	$ 7,508
Shares at year-end (in shares)	312,021,375	301,805,677	266,821,844	252,160,087
Termination benefits	$ 1,806	$ 125
Net Compensation Expense
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	511	469
Pension contribution	0	0
Other long- term benefits	$ 543	$ 732
Shares at year-end (in shares)	1,244,612	1,229,264
Robert Wessman, Chairman of the board
Schedule of Information About Board of Directors Remuneration [Line Items]
Pension contribution	$ 62	$ 147
Other long- term benefits	0	0
Salaries and benefits	2,830	2,176
Termination benefits	0	0
Robert Wessman, Chairman of the board | Compensation Waived
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	0	0
Pension contribution	0	0
Other long- term benefits	$ 0	$ 0
Shares at year-end (in shares)	0	0
Richard Davies, Vice-Chairman
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 185	$ 156
Pension contribution	0	0
Other long- term benefits	$ 122	$ 183
Shares at year-end (in shares)	1,174,004	1,163,422
Ann Merchant, Board Member
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 119	$ 112
Pension contribution	0	0
Other long- term benefits	$ 122	$ 183
Shares at year-end (in shares)	31,746	21,164
Árni Harðarson, Board Member | Compensation Waived
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 0	$ 0
Pension contribution	0	0
Other long- term benefits	$ 0	$ 0
Shares at year-end (in shares)	0	0
Faysal Kalmoua, Board Member | Compensation Waived
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 0	$ 0
Pension contribution	0	0
Other long- term benefits	0	$ 0
Shares at year-end (in shares)		0
Hjörleifur Pálsson, Board Member
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	94
Pension contribution	0
Other long- term benefits	$ 55
Shares at year-end (in shares)	7,116
Hjörleifur Pálsson, Board Member | Compensation Waived
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees		$ 41
Pension contribution		0
Other long- term benefits		$ 0
Shares at year-end (in shares)		2,350
Linda McGoldrick, Board Member (until 25 June 2025)
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 49	$ 92
Pension contribution	0	0
Other long- term benefits	122	$ 183
Shares at year-end (in shares)		21,164
Lisa Graver, Board Member
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	64	$ 68
Pension contribution	0	0
Other long- term benefits	$ 122	$ 183
Shares at year-end (in shares)	31,746	21,164
Tomas Ekman, Board Member | Compensation Waived
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 0
Pension contribution	0
Other long- term benefits	$ 0
Shares at year-end (in shares)	0
Other Executive Team Members
Schedule of Information About Board of Directors Remuneration [Line Items]
Pension contribution	$ 414	$ 362
Other long- term benefits	5,727	13,844
Salaries and benefits	5,602	5,332
Termination benefits	$ 1,806	$ 125